ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES
	As of September 30, 2025 (Unaudited)	As of December 31, 2024 (Audited)
Accrued expenses	$187,711	$254,474
Other payable	1,322	381,879
Receipt in advance	715,658	514,903
Total	$904,691	$1,151,256

	As of December 31, 2024	As of December 31, 2023
Accrued expenses	$254,474	$351,036
Other payable	381,879	57,503
Receipt in advance	514,903	178,056
Total	$1,151,256	$586,595